Initial Public Offering (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 11, 2021	Dec. 31, 2020	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued	3,600,000	3,600,000
Shares Issued, Price Per Share			$ 10.00
Offering cost		$ 0	$ 5,710,734
Exercise price of warrants			$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued	27,600,000
Shares Issued, Price Per Share	$ 10.00
Gross proceeds	$ 276,000,000.0
Offering cost	15,800,000
Deferred underwriting commissions	$ 9,700,000
Number of warrants in a unit			1
Number of shares issuable per warrant			1
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit			1
IPO [Member] | Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants	$ 11.50
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued	3,600,000